Fair Value Measurement - Roll-Forward of the Consolidated Condensed Statement of Financial Condition Items (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, December 31,	$ 1,489	$ 993
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,		496
Other than temporary impairment charge
Purchases, issuances and settlements, net
Transfers in and/or out of Level 3
Fair value, December 31,	1,489	1,489
Other Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, December 31,
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,
Other than temporary impairment charge
Purchases, issuances and settlements, net
Transfers in and/or out of Level 3
Fair value, December 31,